Stock Options and Restricted Stock Units - Schedule of Company’s RSUs (Details) - RSUs [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s RSUs [Line Items]
Number of Units, Unvested Beginning Balance	188,418	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Beginning Balance (in Dollars per share)	$ 6.06	$ 6.06
Number of Units, Granted during the period	243,172	3,000
Wtd. Avg. Grant Date Fair Value per Unit, Granted during the period (in Dollars per share)	$ 6.06
Number of Units, Vested during the period	(337,382)	(95,210)
Wtd. Avg. Grant Date Fair Value per Unit, Vested during the period (in Dollars per share)	$ 3.99	$ 6.06
Number of Units, Forfeited during the period	(34,122)	(2,000)
Wtd. Avg. Grant Date Fair Value per Unit, Forfeited during the period (in Dollars per share)
Number of Units, Unvested Ending Balance	60,086	188,418	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Ending Balance (in Dollars per share)	$ 6.06	$ 6.06	$ 6.06
Number of Units, Vested	432,592
Wtd. Avg. Grant Date Fair Value per Unit, Vested (in Dollars per share)	$ 4.45
Previously Reported [Member]
Schedule of Company’s RSUs [Line Items]
Number of Units, Unvested Beginning Balance	188,418	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Beginning Balance (in Dollars per share)	$ 6.06	$ 6.06
Number of Units, Granted during the period		3,000	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Granted during the period (in Dollars per share)		$ 6.06	$ 6.06
Number of Units, Vested during the period		(95,210)
Wtd. Avg. Grant Date Fair Value per Unit, Vested during the period (in Dollars per share)		$ 6.06
Number of Units, Forfeited during the period		(2,000)
Wtd. Avg. Grant Date Fair Value per Unit, Forfeited during the period (in Dollars per share)		$ 6.06
Number of Units, Unvested Ending Balance		188,418	282,628
Wtd. Avg. Grant Date Fair Value per Unit, Unvested Ending Balance (in Dollars per share)		$ 6.06	$ 6.06
Number of Units, Vested
Wtd. Avg. Grant Date Fair Value per Unit, Vested (in Dollars per share)